Expense Example (Vanguard Emerging Markets Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund - Investor Shares
Expense Example
1 YEAR,	$ 34
3 YEAR,	106
5 YEAR,	185
10 YEAR,	418
Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Expense Example
1 YEAR,	20
3 YEAR,	64
5 YEAR,	113
10 YEAR,	$ 255